Investment in Life Insurance Contract, Net - Schedule of Investment in Life Insurance Contract, Net (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Investment in Life Insurance Contract, Net [Abstract]
Investment in life insurance contract	$ 1,559,502	$ 200,365	$ 1,555,526
Allowance for expect credit loss
Investment in life insurance contract, net	$ 1,559,502	$ 200,365	$ 1,555,526